Investments in Associates and Joint Ventures - Joint venture Narrative (Details) - Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC") - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2020	Dec. 31, 2019
Investments in Associates and Joint Ventures
Lease term of contract		20 years
Ownership interest in joint venture		33.30%
Payment of principal and interest		$ (246,046)	$ (200,895)
Amounts receivable in connection with long-term credit facility and supplementary loans		821,253	872,317
Long-term credit facility
Investments in Associates and Joint Ventures
Long-term credit facility amount	$ 688,217
Interest rate basis	TIIE
Basis points	2.00%
Used principal amount of the credit facility		688,183	688,183
Payment of principal and interest		123,390	$ 114,574
Long term loans
Investments in Associates and Joint Ventures
Interest rate basis			TIIE
Basis points			2.00%
Principal amount			$ 946,128
Payment of principal and interest		$ 122,656	$ 86,321